Qualitative and Quantitative Information of Financial Risks - Schedule of Due Date of Financial and Other Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	€ 780,606	€ 598,792
Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	514,343	423,896
Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	254,156	137,558
Due Beyond Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	12,107	37,338
Bank Overdrafts And Short-term Loan Facilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	84,005	13,244
Bank Overdrafts And Short-term Loan Facilities | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	84,005	13,244
Borrowings From Banks
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	244,136	134,816
Borrowings From Banks | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	51,664	50,680
Borrowings From Banks | Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	192,472	84,136
Notes
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	50,000	50,000
Notes | Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	50,000	25,000
Notes | Due Beyond Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities		25,000
Lease Liabilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	21,125	22,358
Lease Liabilities | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	6,370	5,785
Lease Liabilities | Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	9,781	10,362
Lease Liabilities | Due Beyond Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	4,975	6,211
Other Financial Liabilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	175	1,666
Other Financial Liabilities | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	175	1,666
Trade Payables
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	277,815	239,180
Trade Payables | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	277,815	239,180
Tax Payables
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	30,798	41,655
Tax Payables | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	30,798	41,655
Other Liabilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	65,138	87,559
Other Liabilities | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	63,395	69,499
Other Liabilities | Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	1,743	18,060
Employee Benefits
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	7,413	8,314
Employee Benefits | Due Within One Year
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	120	2,187
Employee Benefits | Due Between One and Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	160
Employee Benefits | Due Beyond Five Years
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial And Other Liabilities	€ 7,133	€ 6,127